Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in the bad debt provision
Opening balance	€ 24,009	€ 22,985	€ 22,291
Net charges for the year	14,074	6,471	2,436
Net cancellations for the year	(6,949)	(6,269)	(124)
Transfers	53		(29)
Translation differences	1,104	822	(1,589)
Closing balance	€ 32,291	€ 24,009	€ 22,985